Oct. 31, 2016
Federated Adjustable Rate Securities Fund

INSTITUTIONAL SHARES (TICKER FEUGX)
SERVICE SHARES (TICKER FASSX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."